EQUITY-ACCOUNTED INVESTMENTS - Ownership Interests and Carrying Value of Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Equity-accounted investments	$ 2,546	$ 1,392	$ 1,107	$ 971
Joint ventures [member]
Disclosure of associates [line items]
Equity-accounted investments	2,546	1,392
Hydroelectric | Joint ventures [member]
Disclosure of associates [line items]
Equity-accounted investments	$ 225	$ 111
Hydroelectric | Bottom of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	14.00%	14.00%
Hydroelectric | Top of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Wind | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest		25.00%
Equity-accounted investments	$ 159	$ 108
Wind | Bottom of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	25.00%
Wind | Top of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	50.00%
Solar | Joint ventures [member]
Disclosure of associates [line items]
Equity-accounted investments	$ 304	$ 107
Solar | Bottom of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Solar | Top of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	65.00%	65.00%
Distributed energy & storage | Joint ventures [member]
Disclosure of associates [line items]
Equity-accounted investments	$ 1,049	$ 815
Distributed energy & storage | Bottom of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Distributed energy & storage | Top of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Sustainable solutions | Joint ventures [member]
Disclosure of associates [line items]
Equity-accounted investments	$ 809	$ 251
Sustainable solutions | Bottom of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	4.00%	8.00%
Sustainable solutions | Top of range | Joint ventures [member]
Disclosure of associates [line items]
Ownership Interest	49.00%	49.00%